Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Derivatives liabilities	₩ 49,947	₩ 108,786
Financial guarantee liabilities	8,194	4,972
Others	8,482	7,117
Other financial liabilities, current	66,623	120,875
Non-current
Derivatives liabilities	7,627	2,236
Financial guarantee liabilities	9,941	8,944
Others	73,500	61,740
Other financial liabilities, non-current	₩ 91,068	₩ 72,920